Shareholder Report, Holdings (Details) - Fidelity Government Cash Reserves	May 31, 2025
EMD0Member
Holdings [Line Items]
Percent of Net Asset Value	78.40%
EMD1Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
EMD2Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
EMD3Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
EMD4Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
EMD5Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
AARepurchaseAgreementsMember
Holdings [Line Items]
Percent of Net Asset Value	52.20%
AAUSGovernmentAgencyDebtMember
Holdings [Line Items]
Percent of Net Asset Value	35.30%
AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	13.40%